As filed with the Securities and Exchange Commission on February 11, 2016.

Securities Act File No. 033-06790

Investment Company Act File No. 811-04719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54	☒

The TETON WESTWOOD FUNDS

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Advisers, Inc.

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
The TETON Westwood Funds	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, The TETON WESTWOOD FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 53 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 11th day of February, 2016.

The TETON WESTWOOD FUNDS

BY:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 53 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	/s/ Bruce N. Alpert	President and Principal Executive Officer	February 11, 2016
Bruce N. Alpert

	/s/ Agnes Mullady	Principal Financial Officer and Treasurer	February 11, 2016
Agnes Mullady

	Anthony J. Colavita*	Trustee	February 11, 2016
Anthony J. Colavita

	James P. Conn*	Trustee	February 11, 2016
James P. Conn

	Werner J. Roeder, M.D.*	Trustee	February 11, 2016
Werner J. Roeder, M.D.

	Salvatore J. Zizza*	Trustee	February 11, 2016
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert		February 11, 2016
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase